EMPLOYEE BENEFITS (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rate (in percent)	4.27%	4.55%
Expected rate of salary increase (in percent)	4.50%	4.50%
Rate of turnover (in percent)	6.60%	6.98%
Mortality rate	RV-2014	RV-2014
Inflation rate (in percent)	2.70%	2.72%
Retirement age of women	P60Y	P60Y
Retirement age of men	P65Y	P65Y